Label	Element	Value
BNY Mellon Technology Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	May 1, 2020 BNY MELLON ADVANTAGE FUNDS, INC. BNY Mellon Technology Growth Fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Technology Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following information supplements the information contained in "Principal Investment Strategy" and "Principal Risks" in the summary prospectus and "Fund Summary—Principal Investment Strategy" and "Principal Risks" in the prospectus:

The fund also may invest in U.S. dollar-denominated American Depository Receipts (ADRs).

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ADR risk.  ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.  Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following information supplements the information contained in "Principal Investment Strategy" and "Principal Risks" in the summary prospectus and "Fund Summary—Principal Investment Strategy" and "Principal Risks" in the prospectus:

The fund also may invest in U.S. dollar-denominated American Depository Receipts (ADRs).

***

ADR risk.  ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.  Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.